SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life	5 years	5 years
Dividend Yield	0.00%	0.00%
Expected Volatility	90.00%	90.00%
Risk-Free Interest Rate	1.00%	0.18%
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life	1 year 6 months	1 year 6 months
Dividend Yield	0.00%	0.00%
Expected Volatility	90.00%	90.00%
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-Free Interest Rate	0.18%	0.19%
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-Free Interest Rate	1.00%	1.59%